INCOME TAX CHARGE - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Applicable tax rate	70.00%	70.00%	20.00%	10.00%
Income tax paid			$ (1,789)	$ (783)